COMMITMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010	Dec. 31, 2009
Future minimum payments under operating lease agreements
2012	$ 22,209,000
2013	19,515,000
2014	15,494,000
2015	13,685,000
2016	13,287,000
Thereafter	196,098,000
Total	280,288,000
Expenses charged to operations under operating lease agreements	$ 31,300,000	$ 31,100,000	$ 26,400,000
Period of most significant operating leases (in years)	77
Percentage of most significant operating leases	66.00%